Employee Benefit Plans (Details 6) $ in Thousands	Dec. 31, 2017 USD ($)
Future benefit payments expected to be paid
2018	$ 656
2019	677
2020	801
2021	872
2022	1,035
2023 to 2027	$ 5,957